Consolidated Statements of Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net (loss) income	¥ 167,389	$ 23,936	¥ 50,157	¥ (140,349)
Other comprehensive income (loss):
Unrealized gain on available-for-sale investments	2,639	377
Foreign currency translation adjustment	(61,007)	(8,724)	34,854	74,021
Total comprehensive (loss) income	109,021	15,589	85,011	(66,328)
Total comprehensive income (loss) attributable to the non-controlling interest shareholders	1,013	145	(173)	159
Total comprehensive (loss) income attributable to the Company’s ordinary shareholder	¥ 110,034	$ 15,734	¥ 84,838	¥ (66,169)